Leases (Leased Assets under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (96,270)	¥ (89,470)
Leased assets under capital leases, Net	34,242	48,609
Machinery, equipment and others
Capital Leased Assets [Line Items]
Leased assets under capital leases	123,816	129,432
Film costs
Capital Leased Assets [Line Items]
Leased assets under capital leases	¥ 6,696	¥ 8,647